DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF

August 31, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 97.9%
Basic Materials - 5.5%
Chemicals - 3.2%
Ashland, Inc., 6.875%, 5/15/43	$5,000	$4,922
ASP Unifrax Holdings, Inc., 144A, 5.25%, 9/30/28	5,000	3,413
Avient Corp., 144A, 5.75%, 5/15/25	22,000	21,835
Axalta Coating Systems LLC,144A, 3.375%, 2/15/29	5,000	4,250
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, 144A, 4.75%, 6/15/27	5,000	4,714
Cerdia Finanz GmbH, 144A, 10.50%, 2/15/27	5,000	4,910
Chemours Co., 144A, 5.75%, 11/15/28	12,000	10,800
Consolidated Energy Finance SA, 144A, 5.625%, 10/15/28	5,000	4,262
CVR Partners LP / CVR Nitrogen Finance Corp., 144A, 6.125%, 6/15/28	6,000	5,407
Element Solutions, Inc., 144A, 3.875%, 9/1/28	10,000	8,809
HB Fuller Co., 4.25%, 10/15/28	5,000	4,469
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 144A, 9.00%, 7/1/28	5,000	4,675
INEOS Quattro Finance 2 PLC, 144A, 3.375%, 1/15/26	7,000	6,417
Ingevity Corp., 144A, 3.875%, 11/1/28	5,000	4,273
Iris Holding, Inc., 144A, 10.00%, 12/15/28	5,000	4,025
Methanex Corp., 5.65%, 12/1/44	5,000	4,150
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24	18,000	17,708
144A, 5.25%, 6/1/27	9,000	8,022
Olympus Water US Holding Corp.
144A, 9.75%, 11/15/28	12,000	12,135
144A, 6.25%, 10/1/29	5,000	4,037
SCIH Salt Holdings, Inc.
144A, 4.875%, 5/1/28	5,000	4,511
144A, 6.625%, 5/1/29	5,000	4,425
SCIL IV LLC / SCIL USA Holdings LLC, 144A, 5.375%, 11/1/26	7,000	6,589
SK Invictus Intermediate II SARL, 144A, 5.00%, 10/30/29	5,000	4,122
SNF Group SACA, 144A, 3.125%, 3/15/27	5,000	4,439
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 144A, 5.125%, 4/1/29	5,000	2,744
Tronox, Inc., 144A, 4.625%, 3/15/29	9,000	7,425
Valvoline, Inc., 144A, 4.25%, 2/15/30	9,000	8,854
Venator Finance Sarl / Venator Materials LLC, 144A, 5.75%, 7/15/25(a)	10,000	400
Vibrantz Technologies, Inc., 144A, 9.00%, 2/15/30	5,000	4,138
WR Grace Holdings LLC
144A, 4.875%, 6/15/27	7,000	6,545
144A, 5.625%, 8/15/29	5,000	4,238
144A, 7.375%, 3/1/31	5,000	4,944

(Cost $235,709)		206,607

Forest Products & Paper - 0.3%
Ahlstrom Holding 3 Oy, 144A, 4.875%, 2/4/28	5,000	4,183
Domtar Corp., 144A, 6.75%, 10/1/28	5,000	4,349
Glatfelter Corp., 144A, 4.75%, 11/15/29	5,000	3,550
Mercer International, Inc., 5.125%, 2/1/29	5,000	4,100

(Cost $18,441)		16,182

Iron/Steel - 0.9%
ATI, Inc., 5.125%, 10/1/31	5,000	4,435
Big River Steel LLC / BRS Finance Corp., 144A, 6.625%, 1/31/29	7,000	7,007
Carpenter Technology Corp., 6.375%, 7/15/28	5,000	4,906
Cleveland-Cliffs, Inc.
5.875%, 6/1/27	6,000	5,805
144A, 6.75%, 4/15/30	6,000	5,715
Commercial Metals Co., 4.375%, 3/15/32	5,000	4,300
Mineral Resources Ltd.
144A, 8.125%, 5/1/27	9,000	9,045
144A, 8.00%, 11/1/27	9,000	9,034
United States Steel Corp., 6.875%, 3/1/29	5,000	4,990

(Cost $56,921)		55,237

Mining - 1.1%
Coeur Mining, Inc., 144A, 5.125%, 2/15/29	5,000	4,431
Compass Minerals International, Inc., 144A, 6.75%, 12/1/27	5,000	4,873
Constellium SE, 144A, 3.75%, 4/15/29	7,000	6,028
Eldorado Gold Corp., 144A, 6.25%, 9/1/29	5,000	4,281
FMG Resources August 2006 Pty Ltd.
144A, 4.375%, 4/1/31	11,000	9,240
144A, 6.125%, 4/15/32	12,000	11,130
Hudbay Minerals, Inc., 144A, 6.125%, 4/1/29	5,000	4,725
JW Aluminum Continuous Cast Co., 144A, 10.25%, 6/1/26	7,000	6,965
Kaiser Aluminum Corp., 144A, 4.50%, 6/1/31	7,000	5,661
Novelis Corp.
144A, 4.75%, 1/30/30	5,000	4,499
144A, 3.875%, 8/15/31	9,000	7,425

(Cost $77,067)		69,258

Communications - 15.0%
Advertising - 0.8%
Advantage Sales & Marketing, Inc., 144A, 6.50%, 11/15/28	5,000	4,369
Clear Channel International BV, 144A, 6.625%, 8/1/25	5,000	4,962
Clear Channel Outdoor Holdings, Inc.
144A, 7.75%, 4/15/28	6,000	4,710
144A, 7.50%, 6/1/29	10,000	7,450
CMG Media Corp., 144A, 8.875%, 12/15/27	5,000	3,963

Lamar Media Corp., 3.75%, 2/15/28	5,000	4,575
Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 5.00%, 8/15/27	17,000	15,470
Stagwell Global LLC, 144A, 5.625%, 8/15/29	5,000	4,200

(Cost $58,830)		49,699

Internet - 1.6%
ANGI Group LLC, 144A, 3.875%, 8/15/28	5,000	4,062
Arches Buyer, Inc., 144A, 6.125%, 12/1/28	7,000	5,994
Cablevision Lightpath LLC, 144A, 5.625%, 9/15/28	5,000	3,837
Cogent Communications Group, Inc., 144A, 3.50%, 5/1/26	7,000	6,520
EquipmentShare.com, Inc., 144A, 9.00%, 5/15/28	5,000	5,012
Gen Digital, Inc.
144A, 5.00%, 4/15/25	13,000	12,781
144A, 6.75%, 9/30/27	7,000	7,009
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
144A, 5.25%, 12/1/27	5,000	4,812
144A, 3.50%, 3/1/29	5,000	4,305
ION Trading Technologies SARL, 144A, 5.75%, 5/15/28	5,000	4,388
Match Group Holdings II LLC, 144A, 4.625%, 6/1/28	9,000	8,349
Millennium Escrow Corp., 144A, 6.625%, 8/1/26	5,000	4,100
Newfold Digital Holdings Group, Inc., 144A, 6.00%, 2/15/29	5,000	3,841
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 144A, 4.75%, 4/30/27	5,000	4,388
Photo Holdings Merger Sub, Inc., 144A, 8.50%, 10/1/26	6,000	3,056
Rakuten Group, Inc.
144A, 6.25%, Perpetual(b)	7,000	3,533
144A, 10.25%, 11/30/24	9,000	9,101
Ziff Davis, Inc., 144A, 4.625%, 10/15/30	6,000	5,168

(Cost $111,726)		100,256

Media - 7.7%
AMC Networks, Inc.
4.75%, 8/1/25	6,000	5,640
4.25%, 2/15/29	5,000	3,225
Cable One, Inc., 144A, 4.00%, 11/15/30	5,000	3,937
CCO Holdings LLC / CCO Holdings Capital Corp.
144A, 5.125%, 5/1/27	20,000	18,841
144A, 5.00%, 2/1/28	10,000	9,241
144A, 6.375%, 9/1/29	5,000	4,744
144A, 4.75%, 3/1/30	12,000	10,341
144A, 4.50%, 8/15/30	16,000	13,500
144A, 4.25%, 2/1/31	20,000	16,500
144A, 4.75%, 2/1/32	10,000	8,312
4.50%, 5/1/32	12,000	9,792
144A, 4.50%, 6/1/33	6,000	4,746
144A, 4.25%, 1/15/34	15,000	11,515
CSC Holdings LLC
5.25%, 6/1/24	14,000	13,308
144A, 5.50%, 4/15/27	7,000	6,058
144A, 5.375%, 2/1/28	8,000	6,576
144A, 6.50%, 2/1/29	9,000	7,457
144A, 5.75%, 1/15/30	9,000	5,042
144A, 4.625%, 12/1/30	19,000	10,017
144A, 4.50%, 11/15/31	9,000	6,412
144A, 5.00%, 11/15/31	9,000	4,860
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 144A, 5.875%, 8/15/27	20,000	17,800
DISH DBS Corp.
5.875%, 11/15/24	20,000	18,628
7.75%, 7/1/26	16,000	11,970
144A, 5.25%, 12/1/26	20,000	16,946
144A, 5.75%, 12/1/28	19,000	14,868
DISH Network Corp., 144A, 11.75%, 11/15/27	5,000	5,100
GCI LLC, 144A, 4.75%, 10/15/28	6,000	5,235
Gray Escrow II, Inc., 144A, 5.375%, 11/15/31	10,000	7,032
Gray Television, Inc., 144A, 4.75%, 10/15/30	5,000	3,501
iHeartCommunications, Inc.
6.375%, 5/1/26	7,000	6,143
8.375%, 5/1/27	7,000	4,865
144A, 4.75%, 1/15/28	2,000	1,550
LCPR Senior Secured Financing DAC, 144A, 5.125%, 7/15/29	10,000	8,314
Liberty Interactive LLC, 8.25%, 2/1/30	4,000	1,605
McGraw-Hill Education, Inc.
144A, 5.75%, 8/1/28	5,000	4,425
144A, 8.00%, 8/1/29	5,000	4,375
News Corp., 144A, 3.875%, 5/15/29	6,000	5,280
Nexstar Media, Inc., 144A, 5.625%, 7/15/27	17,000	16,068
Paramount Global, 6.375%, 3/30/62	5,000	4,131
Radiate Holdco LLC / Radiate Finance, Inc., 144A, 6.50%, 9/15/28	6,000	3,315
Scripps Escrow II, Inc., 144A, 5.375%, 1/15/31	5,000	3,688
Sinclair Television Group, Inc., 144A, 5.50%, 3/1/30	7,000	3,815
Sirius XM Radio, Inc.
144A, 5.00%, 8/1/27	8,000	7,411
144A, 4.00%, 7/15/28	12,000	10,401
144A, 5.50%, 7/1/29	8,000	7,213
144A, 4.125%, 7/1/30	5,000	4,101
144A, 3.875%, 9/1/31	8,000	6,238

TEGNA, Inc.
4.625%, 3/15/28	8,000	7,200
5.00%, 9/15/29	6,000	5,310
Univision Communications, Inc.
144A, 6.625%, 6/1/27	12,000	11,640
144A, 4.50%, 5/1/29	8,000	6,930
UPC Broadband Finco BV, 144A, 4.875%, 7/15/31	5,000	4,166
UPC Holding BV, 144A, 5.50%, 1/15/28	9,000	8,055
Urban One, Inc., 144A, 7.375%, 2/1/28	5,000	4,325
Videotron Ltd.
144A, 5.375%, 6/15/24	5,000	4,995
144A, 5.125%, 4/15/27	5,000	4,800
144A, 3.625%, 6/15/29	5,000	4,303
Virgin Media Finance PLC, 144A, 5.00%, 7/15/30	8,000	6,510
Virgin Media Secured Finance PLC
144A, 5.50%, 5/15/29	9,000	8,235
144A, 4.50%, 8/15/30	6,000	5,070
Virgin Media Vendor Financing Notes IV DAC, 144A, 5.00%, 7/15/28	5,000	4,441
VZ Secured Financing BV, 144A, 5.00%, 1/15/32	15,000	12,300
Ziggo Bond Co. BV, 144A, 6.00%, 1/15/27	5,000	4,675
Ziggo BV, 144A, 4.875%, 1/15/30	5,000	4,211

(Cost $573,774)		491,248

Telecommunications - 4.9%
Altice France Holding SA
144A, 10.50%, 5/15/27	7,000	3,846
144A, 6.00%, 2/15/28	8,000	3,600
Altice France SA
144A, 8.125%, 2/1/27	14,000	11,971
144A, 5.50%, 1/15/28	15,000	11,250
144A, 5.125%, 7/15/29	5,000	3,542
British Telecommunications PLC, 144A, 4.875%, 11/23/81	5,000	4,094
CommScope Technologies LLC
144A, 6.00%, 6/15/25	16,000	14,680
144A, 5.00%, 3/15/27	7,000	3,937
CommScope, Inc.
144A, 6.00%, 3/1/26	12,000	10,944
144A, 8.25%, 3/1/27	5,000	3,338
144A, 7.125%, 7/1/28	6,000	3,390
144A, 4.75%, 9/1/29	9,000	6,752
Connect Finco SARL / Connect US Finco LLC, 144A, 6.75%, 10/1/26	9,000	8,505
Consolidated Communications, Inc., 144A, 6.50%, 10/1/28	7,000	5,398
Embarq Corp., 7.995%, 6/1/36	8,000	4,890
Frontier Communications Holdings LLC
144A, 5.875%, 10/15/27	7,000	6,388
144A, 6.75%, 5/1/29	6,000	4,680
144A, 6.00%, 1/15/30	7,000	5,201
GoTo Group, Inc., 144A, 5.50%, 9/1/27	7,000	4,095
Hughes Satellite Systems Corp., 5.25%, 8/1/26	8,000	7,394
Iliad Holding SASU, 144A, 6.50%, 10/15/26	8,000	7,650
Intelsat Jackson Holdings SA, 144A, 6.50%, 3/15/30	15,000	13,800
Level 3 Financing, Inc.
144A, 4.625%, 9/15/27	12,000	9,095
144A, 4.25%, 7/1/28	12,000	7,893
144A, 3.625%, 1/15/29	7,000	4,185
144A, 3.75%, 7/15/29	7,000	4,191
144A, 3.875%, 11/15/29	5,000	4,475
144A, 10.50%, 5/15/30	11,000	11,206
Ligado Networks LLC
144A, 15.50%, 11/1/23 PIK	4,952	1,739
144A, 17.50%, 5/1/24 PIK	5,000	519
Lumen Technologies, Inc., 144A, 4.00%, 2/15/27	7,000	4,442
SoftBank Group Corp., REGS, 4.00%, 7/6/26	30,000	27,474
Telecom Italia Capital SA
6.375%, 11/15/33	8,000	7,058
6.00%, 9/30/34	5,000	4,225
7.20%, 7/18/36	9,000	8,161
7.721%, 6/4/38	5,000	4,649
Viasat, Inc., 144A, 5.625%, 9/15/25	12,000	11,415
Vmed O2 UK Financing I PLC
144A, 4.25%, 1/31/31	8,000	6,560
144A, 4.75%, 7/15/31	10,000	8,325
Vodafone Group PLC
7.00%, 4/4/79	12,000	12,135
4.125%, 6/4/81	9,000	7,073
5.125%, 6/4/81	7,000	4,950
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A, 7.75%, 8/15/28	10,000	8,152
Zayo Group Holdings, Inc., 144A, 6.125%, 3/1/28	9,000	5,895

(Cost $380,318)		313,162

Consumer, Cyclical - 21.9%
Airlines - 1.6%
Air Canada, 144A, 3.875%, 8/15/26	7,000	6,475
Allegiant Travel Co., 144A, 7.25%, 8/15/27	6,000	5,874
American Airlines Inc/AAdvantage Loyalty IP Ltd.
144A, 5.50%, 4/20/26	14,667	14,540
144A, 5.75%, 4/20/29	10,000	9,661
American Airlines, Inc., 144A, 11.75%, 7/15/25	17,000	18,641
Delta Air Lines, Inc., 7.375%, 1/15/26	14,000	14,455

Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A, 5.75%, 1/20/26	8,000	7,430
United Airlines Holdings, Inc., 4.875%, 1/15/25	18,000	17,688
VistaJet Malta Finance PLC / Vista Management Holding, Inc.
144A, 9.50%, 6/1/28	5,000	4,619
144A, 6.375%, 2/1/30	5,000	4,125

(Cost $104,761)		103,508

Apparel - 0.1%
Hanesbrands, Inc., 144A, 4.875%, 5/15/26	5,000	4,675
Wolverine World Wide, Inc., 144A, 4.00%, 8/15/29	5,000	3,750

(Cost $9,126)		8,425

Auto Manufacturers - 2.6%
Allison Transmission, Inc.
144A, 5.875%, 6/1/29	7,000	6,800
144A, 3.75%, 1/30/31	5,000	4,200
Aston Martin Capital Holdings Ltd., 144A, 10.50%, 11/30/25	7,000	7,157
Ford Motor Co.
4.346%, 12/8/26	10,000	9,625
6.625%, 10/1/28	10,000	10,100
9.625%, 4/22/30	8,000	9,290
7.45%, 7/16/31	16,000	16,948
3.25%, 2/12/32	9,000	7,042
6.10%, 8/19/32(c)	12,000	11,475
4.75%, 1/15/43	5,000	3,762
5.291%, 12/8/46	7,000	5,545
Ford Motor Credit Co. LLC
4.063%, 11/1/24	7,000	6,786
5.125%, 6/16/25	25,000	24,375
4.95%, 5/28/27	14,000	13,160
4.00%, 11/13/30	10,000	8,487
Jaguar Land Rover Automotive PLC, 144A, 4.50%, 10/1/27	6,000	5,265
Mclaren Finance PLC, 144A, 7.50%, 8/1/26	6,000	5,340
PM General Purchaser LLC, 144A, 9.50%, 10/1/28	5,000	4,775
Wabash National Corp., 144A, 4.50%, 10/15/28	5,000	4,263

(Cost $171,910)		164,395

Auto Parts & Equipment - 2.0%
Adient Global Holdings Ltd.
144A, 4.875%, 8/15/26	9,000	8,662
144A, 8.25%, 4/15/31	4,000	4,100
American Axle & Manufacturing, Inc., 6.50%, 4/1/27	14,000	13,300
Clarios Global LP / Clarios US Finance Co., 144A, 8.50%, 5/15/27	18,000	18,253
Cooper-Standard Automotive, Inc., 144A, 5.625%, 5/15/27, 5.625% Cash or 10.625% PIK, PIK	5,203	3,779
Dana, Inc.
5.375%, 11/15/27	12,000	11,460
4.25%, 9/1/30	5,000	4,162
Dornoch Debt Merger Sub, Inc., 144A, 6.625%, 10/15/29	5,000	4,337
Goodyear Tire & Rubber Co.
5.00%, 5/31/26	5,000	4,836
5.25%, 4/30/31	5,000	4,396
5.625%, 4/30/33	7,000	6,015
Real Hero Merger Sub 2, Inc., 144A, 6.25%, 2/1/29	6,000	4,897
Tenneco, Inc., 144A, 8.00%, 11/17/28	12,000	9,901
Titan International, Inc., 7.00%, 4/30/28	5,000	4,788
Wheel Pros, Inc., 144A, 6.50%, 5/15/29	4,000	1,460
ZF North America Capital, Inc.
144A, 4.75%, 4/29/25	14,000	13,605
144A, 7.125%, 4/14/30	7,000	7,088

(Cost $131,759)		125,039

Distribution/Wholesale - 0.7%
American Builders & Contractors Supply Co., Inc., 144A, 4.00%, 1/15/28	5,000	4,550
BCPE Empire Holdings, Inc., 144A, 7.625%, 5/1/27	6,000	5,725
G-III Apparel Group Ltd., 144A, 7.875%, 8/15/25	5,000	4,931
H&E Equipment Services, Inc., 144A, 3.875%, 12/15/28	5,000	4,350
OPENLANE, Inc., 144A, 5.125%, 6/1/25	5,000	4,892
Ritchie Bros Holdings, Inc., 144A, 6.75%, 3/15/28	12,000	12,132
Wesco Aircraft Holdings, Inc., 144A, 9.00%, 11/15/26(a)	2	0
Windsor Holdings III LLC, 144A, 8.50%, 6/15/30	5,000	5,035

(Cost $43,488)		41,615

Entertainment - 2.9%
Allen Media LLC / Allen Media Co.-Issuer, Inc., 144A, 10.50%, 2/15/28	4,000	2,327
AMC Entertainment Holdings, Inc., 144A, 7.50%, 2/15/29	7,000	4,830
Caesars Entertainment, Inc.
144A, 6.25%, 7/1/25	22,000	21,867
144A, 8.125%, 7/1/27	16,000	16,280
144A, 4.625%, 10/15/29	7,000	6,160
CDI Escrow Issuer, Inc., 144A, 5.75%, 4/1/30	6,000	5,610
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op,5.375%, 4/15/27	12,000	11,370
Churchill Downs, Inc., 144A, 4.75%, 1/15/28	5,000	4,637

Cinemark USA, Inc., 144A, 5.25%, 7/15/28	5,000	4,475
International Game Technology PLC
144A, 6.50%, 2/15/25	9,000	9,045
144A, 4.125%, 4/15/26	5,000	4,756
144A, 6.25%, 1/15/27	9,000	8,910
Jacobs Entertainment, Inc., 144A, 6.75%, 2/15/29	5,000	4,525
Light & Wonder International, Inc., 144A, 7.25%, 11/15/29	10,000	10,075
Lions Gate Capital Holdings LLC, 144A, 5.50%, 4/15/29	5,000	3,058
Merlin Entertainments Ltd., 144A, 5.75%, 6/15/26	9,000	8,753
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 144A, 4.875%, 5/1/29	8,000	7,000
Mohegan Tribal Gaming Authority, 144A, 8.00%, 2/1/26	7,000	6,440
Penn Entertainment, Inc., 144A, 5.625%, 1/15/27	6,000	5,700
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 144A, 5.625%, 9/1/29	5,000	4,000
Resorts World Las Vegas LLC / RWLV Capital, Inc., 144A, 4.625%, 4/16/29	10,000	8,193
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 144A, 6.625%, 3/1/30	5,000	4,433
Six Flags Entertainment Corp., 144A, 7.25%, 5/15/31	4,000	3,845
Speedway Motorsports LLC / Speedway Funding II, Inc., 144A, 4.875%, 11/1/27	7,000	6,440
WMG Acquisition Corp., 144A, 3.00%, 2/15/31	12,000	9,811
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 144A, 5.125%, 10/1/29	6,000	5,340

(Cost $203,542)		187,880

Food Service - 0.4%
Aramark Services, Inc.
144A, 5.00%, 4/1/25	5,000	4,956
144A, 6.375%, 5/1/25	9,000	9,022
144A, 5.00%, 2/1/28	7,000	6,536
TKC Holdings, Inc., 144A, 10.50%, 5/15/29	4,000	3,340

(Cost $25,143)		23,854

Home Builders - 1.3%
Ashton Woods USA LLC / Ashton Woods Finance Co., 144A, 4.625%, 4/1/30	7,000	6,080
Beazer Homes USA, Inc., 5.875%, 10/15/27	5,000	4,726
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 144A, 4.875%, 2/15/30	6,000	5,025
Century Communities, Inc.
6.75%, 6/1/27	5,000	4,994
144A, 3.875%, 8/15/29	5,000	4,318
Forestar Group, Inc., 144A, 3.85%, 5/15/26	5,000	4,662
K Hovnanian Enterprises, Inc., 144A, 10.50%, 2/15/26	8,000	8,285
KB Home,4.00%, 6/15/31	6,000	5,060
M/I Homes, Inc., 4.95%, 2/1/28	5,000	4,663
Mattamy Group Corp., 144A, 5.25%, 12/15/27	5,000	4,706
Meritage Homes Corp., 6.00%, 6/1/25	5,000	5,000
Taylor Morrison Communities, Inc., 144A, 5.75%, 1/15/28	12,000	11,655
Thor Industries, Inc., 144A, 4.00%, 10/15/29	5,000	4,236
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	9,000	9,023

(Cost $85,298)		82,433

Home Furnishings - 0.1%
Tempur Sealy International, Inc., 144A, 3.875%, 10/15/31
(Cost $7,014)	7,000	5,665

Housewares - 0.6%
CD&R Smokey Buyer, Inc., 144A, 6.75%, 7/15/25	5,000	4,870
Newell Brands, Inc.
4.70%, 4/1/26	9,000	8,642
5.875%, 4/1/36	5,000	4,459
6.00%, 4/1/46	5,000	4,069
Scotts Miracle-Gro Co.
5.25%, 12/15/26	12,000	11,388
4.00%, 4/1/31	5,000	3,944
SWF Escrow Issuer Corp., 144A, 6.50%, 10/1/29	5,000	3,298

(Cost $46,906)		40,670

Leisure Time - 2.2%
Carnival Corp.
144A, 5.75%, 3/1/27	14,000	13,317
144A, 9.875%, 8/1/27	14,000	14,827
144A, 7.00%, 8/15/29	8,000	8,110
144A, 10.50%, 6/1/30	14,000	14,953
Constellation Merger Sub, Inc., 144A, 8.50%, 9/15/25	3,000	2,475
Life Time, Inc., 144A, 5.75%, 1/15/26	14,000	13,650
MajorDrive Holdings IV LLC, 144A, 6.375%, 6/1/29	5,000	4,133
NCL Corp. Ltd.
144A, 3.625%, 12/15/24	16,000	15,340
144A, 5.875%, 3/15/26	12,000	11,340
144A, 7.75%, 2/15/29	4,000	3,833
Royal Caribbean Cruises Ltd.
144A, 11.50%, 6/1/25	4,000	4,235
144A, 5.50%, 8/31/26	7,000	6,706

144A, 5.375%, 7/15/27	12,000	11,374
3.70%, 3/15/28	7,000	6,143
144A, 5.50%, 4/1/28	6,000	5,637
Viking Cruises Ltd., 144A, 5.875%, 9/15/27	7,000	6,545

(Cost $137,922)		142,618

Lodging - 1.8%
Boyd Gaming Corp., 144A, 4.75%, 6/15/31	5,000	4,431
Genting New York LLC / GENNY Capital, Inc., 144A, 3.30%, 2/15/26	5,000	4,473
Hilton Domestic Operating Co., Inc.
144A, 5.75%, 5/1/28	9,000	8,842
4.875%, 1/15/30	13,000	12,152
144A, 4.00%, 5/1/31	7,000	6,099
144A, 3.625%, 2/15/32	12,000	9,986
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 144A, 5.00%, 6/1/29	12,000	10,650
Las Vegas Sands Corp.
3.20%, 8/8/24	7,000	6,782
3.90%, 8/8/29	9,000	7,927
MGM Resorts International
5.50%, 4/15/27	5,000	4,794
4.75%, 10/15/28	5,000	4,562
Station Casinos LLC, 144A, 4.50%, 2/15/28	7,000	6,283
Travel + Leisure Co., 6.00%, 4/1/27	18,000	17,530
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A, 5.50%, 3/1/25	9,000	8,910

(Cost $117,170)		113,421

Office Furnishings - 0.1%
Steelcase, Inc., 5.125%, 1/18/29
(Cost $4,835)	5,000	4,435

Retail - 5.5%
1011778 BC ULC / New Red Finance, Inc.
144A, 3.875%, 1/15/28	20,000	18,150
144A, 4.00%, 10/15/30	20,000	16,937
Asbury Automotive Group, Inc., 144A, 4.625%, 11/15/29	14,000	12,267
At Home Group, Inc., 144A, 7.125%, 7/15/29	4,000	2,165
Bath & Body Works, Inc.
144A, 6.625%, 10/1/30	18,000	17,708
6.875%, 11/1/35	7,000	6,580
Beacon Roofing Supply, Inc., 144A, 4.125%, 5/15/29	7,000	6,055
Brinker International, Inc., 144A, 5.00%, 10/1/24	12,000	11,838
Carvana Co.
144A, 5.875%, 10/1/28	5,000	3,150
144A, 10.25%, 5/1/30	14,000	11,026
Evergreen Acqco 1 LP / TVI, Inc., 144A, 9.75%, 4/26/28	4,000	4,177
Ferrellgas LP / Ferrellgas Finance Corp., 144A, 5.875%, 4/1/29	5,000	4,423
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
144A, 4.625%, 1/15/29	7,000	6,068
144A, 6.75%, 1/15/30	10,000	8,275
FirstCash, Inc., 144A, 5.625%, 1/1/30	5,000	4,550
Gap, Inc., 144A, 3.625%, 10/1/29	5,000	3,809
GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 144A, 7.00%, 8/15/28	4,000	2,720
Group 1 Automotive, Inc., 144A, 4.00%, 8/15/28	5,000	4,450
IRB Holding Corp., 144A, 7.00%, 6/15/25	9,000	9,022
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A, 4.75%, 6/1/27	7,000	6,720
Kohl’s Corp., 5.55%, 7/17/45	5,000	3,175
LBM Acquisition LLC, 144A, 6.25%, 1/15/29	5,000	4,437
LCM Investments Holdings II LLC, 144A, 4.875%, 5/1/29	10,000	8,650
Lithia Motors, Inc.
144A, 4.625%, 12/15/27	7,000	6,440
144A, 4.375%, 1/15/31	6,000	5,100
LSF9 Atlantis Holdings LLC / Victra Finance Corp., 144A, 7.75%, 2/15/26	8,000	7,320
Macy’s Retail Holdings LLC
144A, 5.875%, 3/15/30	5,000	4,387
144A, 6.125%, 3/15/32	5,000	4,294
4.50%, 12/15/34	5,000	3,598
Michaels Cos., Inc., 144A, 7.875%, 5/1/29	11,000	7,645
Murphy Oil USA, Inc., 144A, 3.75%, 2/15/31	5,000	4,215
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A, 7.125%, 4/1/26	7,000	6,685
Nordstrom, Inc., 4.375%, 4/1/30	14,000	11,209
Park River Holdings, Inc., 144A, 6.75%, 8/1/29	5,000	4,013
Penske Automotive Group, Inc., 3.50%, 9/1/25	5,000	4,775
PetSmart, Inc. / PetSmart Finance Corp.
144A, 4.75%, 2/15/28	12,000	10,785
144A, 7.75%, 2/15/29	6,000	5,730
QVC, Inc.
4.45%, 2/15/25	13,000	11,787
4.75%, 2/15/27	4,000	2,662
Rite Aid Corp., 144A, 8.00%, 11/15/26	4,000	2,560
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25	5,000	4,976
Sizzling Platter LLC / Sizzling Platter Finance Corp., 144A, 8.50%, 11/28/25	5,000	4,975
Sonic Automotive, Inc.
144A, 4.625%, 11/15/29	5,000	4,300
144A, 4.875%, 11/15/31	4,000	3,333

Specialty Building Products Holdings LLC / SBP Finance Corp., 144A, 6.375%, 9/30/26	4,000	3,835
SRS Distribution, Inc.
144A, 6.125%, 7/1/29	5,000	4,350
144A, 6.00%, 12/1/29	5,000	4,288
Staples, Inc., 144A, 7.50%, 4/15/26	12,000	9,960
Suburban Propane Partners LP/Suburban Energy Finance Corp., 144A, 5.00%, 6/1/31	5,000	4,308
Superior Plus LP / Superior General Partner, Inc., 144A, 4.50%, 3/15/29	5,000	4,405
White Cap Buyer LLC, 144A, 6.875%, 10/15/28	6,000	5,513
Yum! Brands, Inc.
144A, 4.75%, 1/15/30	9,000	8,307
3.625%, 3/15/31	5,000	4,243
5.35%, 11/1/43	5,000	4,425

(Cost $383,800)		350,775

Consumer, Non-cyclical - 13.6%
Agriculture - 0.2%
Darling Ingredients, Inc.
144A, 5.25%, 4/15/27	4,000	3,896
144A, 6.00%, 6/15/30	9,000	8,816

(Cost $13,378)		12,712

Beverages - 0.2%
Primo Water Holdings, Inc., 144A, 4.375%, 4/30/29	7,000	6,178
Triton Water Holdings, Inc., 144A, 6.25%, 4/1/29	5,000	4,275

(Cost $11,753)		10,453

Commercial Services - 5.2%
ADT Security Corp., 144A, 4.125%, 8/1/29	5,000	4,374
Adtalem Global Education, Inc., 144A, 5.50%, 3/1/28	5,000	4,704
Albion Financing 2SARL, 144A, 8.75%, 4/15/27	5,000	4,650
Allied Universal Holdco LLC / Allied Universal Finance Corp.
144A, 6.625%, 7/15/26	12,000	11,415
144A, 9.75%, 7/15/27	7,000	6,445
144A, 6.00%, 6/1/29	7,000	5,372
AMN Healthcare, Inc., 144A, 4.625%, 10/1/27	9,000	8,269
APi Group DE, Inc., 144A, 4.125%, 7/15/29	5,000	4,325
APX Group, Inc., 144A, 5.75%, 7/15/29	8,000	6,953
ASGN, Inc., 144A, 4.625%, 5/15/28	5,000	4,525
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
144A, 4.75%, 4/1/28	5,000	4,552
144A, 5.375%, 3/1/29	9,000	8,291
Block, Inc., 3.50%, 6/1/31	5,000	4,108
Brink’s Co., 144A, 4.625%, 10/15/27	5,000	4,659
Cimpress PLC, 7.00%, 6/15/26	5,000	4,762
CoreLogic, Inc., 144A, 4.50%, 5/1/28	6,000	4,935
Deluxe Corp., 144A, 8.00%, 6/1/29	4,000	3,400
Garda World Security Corp.
144A, 4.625%, 2/15/27	5,000	4,625
144A, 6.00%, 6/1/29	4,000	3,270
Gartner, Inc.
144A, 4.50%, 7/1/28	5,000	4,689
144A, 3.75%, 10/1/30	12,000	10,390
Grand Canyon University, 5.125%, 10/1/28	5,000	4,531
Herc Holdings, Inc., 144A, 5.50%, 7/15/27	9,000	8,674
Hertz Corp., 144A, 5.00%, 12/1/29	5,000	4,131
Metis Merger Sub LLC, 144A, 6.50%, 5/15/29	5,000	4,275
Mobius Merger Sub, Inc., 144A, 9.00%, 6/1/30	5,000	4,569
MPH Acquisition Holdings LLC
144A, 5.50%, 9/1/28	5,000	4,250
144A, 5.75%, 11/1/28	10,000	7,513
Neptune Bidco US, Inc., 144A, 9.29%, 4/15/29	18,000	16,852
NESCO Holdings II, Inc., 144A, 5.50%, 4/15/29	5,000	4,607
Paysafe Finance PLC / Paysafe Holdings US Corp., 144A, 4.00%, 6/15/29	5,000	4,248
PECF USS Intermediate Holding III Corp., 144A, 8.00%, 11/15/29	4,000	2,585
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A, 5.75%, 4/15/26	14,000	13,763
144A, 3.375%, 8/31/27	9,000	8,048
144A, 6.25%, 1/15/28	12,000	11,490
PROG Holdings, Inc., 144A, 6.00%, 11/15/29	5,000	4,513
RR Donnelley & Sons Co., 144A, 8.50%, 4/15/29	15,000	16,425
Sabre GLBL, Inc., 144A, 7.375%, 9/1/25	8,000	7,880
Service Corp. International
4.625%, 12/15/27	5,000	4,725
4.00%, 5/15/31	14,000	11,900
TriNet Group, Inc., 144A, 3.50%, 3/1/29	5,000	4,315
United Rentals North America, Inc.
4.875%, 1/15/28	12,000	11,475
5.25%, 1/15/30	7,000	6,685
3.875%, 2/15/31	5,000	4,288
3.75%, 1/15/32	12,000	10,110
Verscend Escrow Corp., 144A, 9.75%, 8/15/26	12,000	11,970
WASH Multifamily Acquisition, Inc., 144A, 5.75%, 4/15/26	5,000	4,663

Williams Scotsman International, Inc., 144A, 6.125%, 6/15/25	8,000	7,960
ZipRecruiter, Inc., 144A, 5.00%, 1/15/30	5,000	4,205

(Cost $351,521)		329,363

Cosmetics/Personal Care - 0.3%
Coty, Inc., 144A, 6.50%, 4/15/26	12,000	12,001
Edgewell Personal Care Co.
144A, 5.50%, 6/1/28	5,000	4,713
144A, 4.125%, 4/1/29	5,000	4,342

(Cost $21,502)		21,056

Food - 1.5%
B&G Foods, Inc., 5.25%, 4/1/25	5,000	4,898
C&S Group Enterprises LLC, 144A, 5.00%, 12/15/28	4,000	3,090
Chobani LLC / Chobani Finance Corp., Inc., 144A, 4.625%, 11/15/28	5,000	4,500
Lamb Weston Holdings, Inc., 144A, 4.125%, 1/31/30	9,000	7,930
Performance Food Group, Inc.
144A, 5.50%, 10/15/27	7,000	6,755
144A, 4.25%, 8/1/29	7,000	6,195
Post Holdings, Inc.
144A, 5.625%, 1/15/28	5,000	4,806
144A, 5.50%, 12/15/29	6,000	5,580
144A, 4.625%, 4/15/30	7,000	6,235
144A, 4.50%, 9/15/31	8,000	6,915
Sigma Holdco BV, 144A, 7.875%, 5/15/26	6,000	5,115
TreeHouse Foods, Inc., 4.00%, 9/1/28	5,000	4,291
United Natural Foods, Inc., 144A, 6.75%, 10/15/28	5,000	4,200
US Foods, Inc.
144A, 6.25%, 4/15/25	14,000	14,082
144A, 4.75%, 2/15/29	9,000	8,199

(Cost $99,061)		92,791

Healthcare-Products - 1.1%
Avantor Funding, Inc., 144A, 4.625%, 7/15/28	20,000	18,600
Embecta Corp., 144A, 5.00%, 2/15/30	5,000	4,125
Hologic, Inc., 144A, 3.25%, 2/15/29	7,000	6,095
Medline Borrower LP
144A, 3.875%, 4/1/29	23,000	20,154
144A, 5.25%, 10/1/29	14,000	12,460
Teleflex, Inc., 4.625%, 11/15/27	12,000	11,340

(Cost $81,938)		72,774

Healthcare-Services - 3.3%
Acadia Healthcare Co., Inc., 144A, 5.00%, 4/15/29	5,000	4,600
AHP Health Partners, Inc., 144A, 5.75%, 7/15/29	5,000	4,321
Air Methods Corp., 144A, 8.00%, 5/15/25	10,000	75
Akumin, Inc., 144A, 7.00%, 11/1/25	4,000	3,080
Catalent Pharma Solutions, Inc.
144A, 5.00%, 7/15/27	5,000	4,694
144A, 3.50%, 4/1/30	9,000	7,613
Charles River Laboratories International, Inc., 144A, 4.00%, 3/15/31	5,000	4,337
CHS/Community Health Systems, Inc.
144A, 8.00%, 3/15/26	1,000	978
144A, 5.625%, 3/15/27	9,000	7,965
144A, 6.875%, 4/1/28	5,000	3,025
144A, 6.875%, 4/15/29	3,000	1,860
144A, 6.125%, 4/1/30	5,000	2,912
144A, 5.25%, 5/15/30	7,000	5,546
144A, 4.75%, 2/15/31	5,000	3,737
DaVita, Inc.
144A, 4.625%, 6/1/30	13,000	11,178
144A, 3.75%, 2/15/31	5,000	4,006
Encompass Health Corp.
4.50%, 2/1/28	8,000	7,470
4.75%, 2/1/30	5,000	4,562
Global Medical Response, Inc., 144A, 6.50%, 10/1/25	5,000	3,475
IQVIA, Inc., 144A, 5.00%, 5/15/27	18,000	17,380
LifePoint Health, Inc., 144A, 9.875%, 8/15/30	5,000	4,962
ModivCare Escrow Issuer, Inc., 144A, 5.00%, 10/1/29	4,000	2,970
Molina Healthcare, Inc.
144A, 4.375%, 6/15/28	5,000	4,613
144A, 3.875%, 11/15/30	5,000	4,275
144A, 3.875%, 5/15/32	5,000	4,173
Radiology Partners, Inc., 144A, 9.25%, 2/1/28	5,000	1,975
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A, 9.75%, 12/1/26	10,000	9,383
Select Medical Corp., 144A, 6.25%, 8/15/26	7,000	6,949
Team Health Holdings, Inc., 144A, 6.375%, 2/1/25	5,000	3,863
Tenet Healthcare Corp.
4.875%, 1/1/26	9,000	8,736
5.125%, 11/1/27	5,000	4,762
6.125%, 10/1/28	14,000	13,511
4.25%, 6/1/29	7,000	6,265
4.375%, 1/15/30	7,000	6,241
6.125%, 6/15/30	7,000	6,796
144A, 6.75%, 5/15/31	8,000	7,960
6.875%, 11/15/31	5,000	5,000
Toledo Hospital, 6.015%, 11/15/48	4,000	2,738
US Acute Care Solutions LLC, 144A, 6.375%, 3/1/26	5,000	4,338

(Cost $239,759)		212,324

Household Products/Wares - 0.3%
ACCO Brands Corp., 144A, 4.25%, 3/15/29	5,000	4,285

Central Garden & Pet Co., 4.125%, 10/15/30	5,000	4,300
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 144A, 5.00%, 12/31/26	5,000	4,663
Spectrum Brands, Inc., 144A, 3.875%, 3/15/31	5,000	4,223

(Cost $19,063)		17,471

Pharmaceuticals - 1.5%
AdaptHealth LLC, 144A, 5.125%, 3/1/30	4,000	3,313
Bausch Health Cos., Inc.
144A, 6.125%, 2/1/27	9,000	5,962
144A, 4.875%, 6/1/28	10,000	5,975
144A, 11.00%, 9/30/28	12,000	8,610
BellRing Brands, Inc., 144A, 7.00%, 3/15/30	5,000	5,000
Elanco Animal Health, Inc., 6.65%, 8/28/28	5,000	4,987
Grifols SA, 144A, 4.75%, 10/15/28	5,000	4,396
HLF Financing Sarl LLC / Herbalife International, Inc., 144A, 4.875%, 6/1/29	6,000	4,530
Jazz Securities DAC, 144A, 4.375%, 1/15/29	7,000	6,282
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 144A, 11.50%, 12/15/28(a)	7,000	6,353
Option Care Health, Inc., 144A, 4.375%, 10/31/29	5,000	4,425
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
144A, 4.125%, 4/30/28	5,000	4,551
144A, 5.125%, 4/30/31	18,000	15,370
Owens & Minor, Inc., 144A, 4.50%, 3/31/29	5,000	4,263
P&L Development LLC / PLD Finance Corp., 144A, 7.75%, 11/15/25	3,000	2,608
Perrigo Finance Unlimited Co., 4.65%, 6/15/30	5,000	4,444
Prestige Brands, Inc., 144A, 5.125%, 1/15/28	5,000	4,750

(Cost $116,505)		95,819

Diversified - 0.1%
Holding Companies-Diversified - 0.1%
Stena International SA, 144A, 6.125%, 2/1/25
(Cost $6,999)	7,000	6,939

Energy - 12.9%
Coal - 0.1%
Conuma Resources Ltd., 144A, 13.125%, 5/1/28	2,000	1,857
SunCoke Energy, Inc., 144A, 4.875%, 6/30/29	5,000	4,265

(Cost $6,203)		6,122

Energy-Alternate Sources - 0.2%
Sunnova Energy Corp., 144A, 5.875%, 9/1/26	5,000	4,425
TerraForm Power Operating LLC, 144A, 4.75%, 1/15/30	8,000	6,881

(Cost $12,698)		11,306

Oil & Gas - 6.2%
Aethon United BR LP / Aethon United Finance Corp., 144A, 8.25%, 2/15/26	5,000	5,031
Antero Resources Corp., 144A, 7.625%, 2/1/29	11,000	11,300
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A, 7.00%, 11/1/26	10,000	10,020
Callon Petroleum Co.
144A, 8.00%, 8/1/28	5,000	5,056
144A, 7.50%, 6/15/30	5,000	4,970
Calumet Specialty Products Partners LP / Calumet Finance Corp.
144A, 11.00%, 4/15/25	12,000	12,300
144A, 9.75%, 7/15/28	5,000	4,969
Chesapeake Energy Corp., 144A, 6.75%, 4/15/29	14,000	13,913
Civitas Resources, Inc., 144A, 8.375%, 7/1/28	12,000	12,390
CNX Resources Corp.
144A, 7.25%, 3/14/27	2,000	2,005
144A, 6.00%, 1/15/29	7,000	6,702
Comstock Resources, Inc., 144A, 6.75%, 3/1/29	14,000	13,178
Crescent Energy Finance LLC, 144A, 7.25%, 5/1/26	7,000	6,921
CrownRock LP / CrownRock Finance, Inc., 144A, 5.625%, 10/15/25	16,000	15,776
CVR Energy, Inc., 144A, 5.25%, 2/15/25	5,000	4,887
Earthstone Energy Holdings LLC, 144A, 8.00%, 4/15/27	5,000	5,100
Encino Acquisition Partners Holdings LLC, 144A, 8.50%, 5/1/28	5,000	4,750
Endeavor Energy Resources LP / EER Finance, Inc., 144A, 5.75%, 1/30/28	5,000	4,901
Ensign Drilling, Inc., 144A, 9.25%, 4/15/24	5,000	5,006
Gulfport Energy Corp., 8.00%, 5/17/26	7,000	7,114
Hilcorp Energy I LP / Hilcorp Finance Co., 144A, 5.75%, 2/1/29	9,000	8,392
Ithaca Energy North Sea PLC, 144A, 9.00%, 7/15/26	5,000	4,800
Matador Resources Co., 5.875%, 9/15/26	5,000	4,903
Moss Creek Resources Holdings, Inc., 144A, 7.50%, 1/15/26	5,000	4,800
Murphy Oil Corp., 5.875%, 12/1/42	4,000	3,415
Nabors Industries Ltd., 144A, 7.25%, 1/15/26	5,000	4,819

Nabors Industries, Inc., 144A, 7.375%, 5/15/27	5,000	4,888
Neptune Energy Bondco PLC, 144A, 6.625%, 5/15/25	12,000	12,000
Northern Oil and Gas, Inc., 144A, 8.125%, 3/1/28	5,000	5,037
Occidental Petroleum Corp.
5.875%, 9/1/25	5,000	4,991
3.50%, 8/15/29	5,000	4,313
Parkland Corp.
144A, 5.875%, 7/15/27	5,000	4,838
144A, 4.625%, 5/1/30	12,000	10,605
Patterson-UTI Energy, Inc.
3.95%, 2/1/28	5,000	4,552
5.15%, 11/15/29	5,000	4,569
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28	5,000	4,757
Permian Resources Operating LLC, 144A, 5.875%, 7/1/29	7,000	6,764
Precision Drilling Corp., 144A, 7.125%, 1/15/26	10,000	9,936
Range Resources Corp., 4.875%, 5/15/25	22,000	21,505
Rockcliff Energy II LLC, 144A, 5.50%, 10/15/29	5,000	4,606
SM Energy Co., 6.50%, 7/15/28	9,000	8,831
Southwestern Energy Co.
5.70%, 1/23/25	7,000	6,948
4.75%, 2/1/32	13,000	11,538
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/27	5,000	4,950
4.50%, 5/15/29	5,000	4,533
Transocean Poseidon Ltd., 144A, 6.875%, 2/1/27	5,250	5,244
Transocean, Inc.
144A, 7.50%, 1/15/26	12,000	11,889
144A, 8.00%, 2/1/27	5,000	4,888
144A, 8.75%, 2/15/30	4,750	4,854
6.80%, 3/15/38	7,000	5,539
Valaris Ltd., 144A, 8.375%, 4/30/30	10,000	10,211
Vermilion Energy, Inc., 144A, 6.875%, 5/1/30	5,000	4,758
Viper Energy Partners LP, 144A, 5.375%, 11/1/27	5,000	4,835
Vital Energy, Inc., 9.50%, 1/15/25	18,000	18,180

(Cost $397,340)		397,977

Oil & Gas Services - 1.0%
Archrock Partners LP / Archrock Partners Finance Corp.
144A, 6.875%, 4/1/27	5,000	4,941
144A, 6.25%, 4/1/28	9,000	8,611
CGG SA, 144A, 8.75%, 4/1/27	4,000	3,440
Enerflex Ltd., 144A, 9.00%, 10/15/27	6,000	6,015
Nine Energy Service, Inc., 13.00%, 2/1/28	4,000	3,640
Oceaneering International, Inc., 4.65%, 11/15/24	10,000	9,812
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	5,000	4,962
Weatherford International Ltd., 144A, 8.625%, 4/30/30	14,000	14,372
Welltec International ApS, 144A, 8.25%, 10/15/26	7,000	7,105

(Cost $63,398)		62,898

Pipelines - 5.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A, 5.75%, 1/15/28	22,000	21,120
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A, 7.625%, 12/15/25	7,000	7,034
Buckeye Partners LP
4.125%, 12/1/27	12,000	10,937
144A, 4.50%, 3/1/28	12,000	10,905
5.85%, 11/15/43	4,000	3,125
CQP Holdco LP / BIP-V Chinook Holdco LLC, 144A, 5.50%, 6/15/31	9,000	8,257
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.75%, 4/1/25	14,000	13,907
144A, 6.00%, 2/1/29	7,000	6,886
144A, 7.375%, 2/1/31	8,000	8,258
DT Midstream, Inc., 144A, 4.375%, 6/15/31	14,000	12,155
EnLink Midstream LLC, 144A, 6.50%, 9/1/30	7,000	7,035
EnLink Midstream Partners LP
4.15%, 6/1/25	6,000	5,823
5.60%, 4/1/44	9,000	7,739
5.45%, 6/1/47	5,000	4,122
EQM Midstream Partners LP
4.00%, 8/1/24	12,000	11,730
144A, 6.50%, 7/1/27	7,000	6,964
144A, 4.50%, 1/15/29	7,000	6,375
144A, 4.75%, 1/15/31	12,000	10,590
6.50%, 7/15/48	5,000	4,575
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 2/1/28	12,000	11,728
Global Partners LP / GLP Finance Corp., 7.00%, 8/1/27	7,000	6,929
Harvest Midstream I LP, 144A, 7.50%, 9/1/28	7,000	7,052
Hess Midstream Operations LP, 144A, 4.25%, 2/15/30	14,000	12,337
Holly Energy Partners LP / Holly Energy Finance Corp., 144A, 5.00%, 2/1/28	7,000	6,608
Howard Midstream Energy Partners LLC, 144A, 6.75%, 1/15/27	5,000	4,838
ITT Holdings LLC, 144A, 6.50%, 8/1/29	9,000	8,168

Kinetik Holdings LP, 144A, 5.875%, 6/15/30	5,000	4,855
New Fortress Energy, Inc.
144A, 6.75%, 9/15/25	5,000	4,838
144A, 6.50%, 9/30/26	5,000	4,657
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A, 7.50%, 2/1/26	18,000	17,955
NuStar Logistics LP, 5.625%, 4/28/27	7,000	6,805
Rockies Express Pipeline LLC, 144A, 4.95%, 7/15/29	16,000	14,714
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 144A, 9.00%, 10/15/26	5,000	4,838
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
144A, 7.50%, 10/1/25	5,000	4,994
144A, 6.00%, 12/31/30	9,000	8,078
Venture Global Calcasieu Pass LLC
144A, 3.875%, 8/15/29	6,000	5,198
144A, 4.125%, 8/15/31	5,000	4,250
144A, 3.875%, 11/1/33	10,000	8,175
Venture Global LNG, Inc.
144A, 8.125%, 6/1/28	14,000	14,123
144A, 8.375%, 6/1/31	10,000	10,100
Western Midstream Operating LP, 4.05%, 2/1/30	5,000	4,466

(Cost $349,418)		343,243

Financial - 10.3%
Banks - 0.3%
First Republic Bank, 4.625%, 2/13/47	10,000	75
Freedom Mortgage Corp.
144A, 8.25%, 4/15/25	5,000	4,950
144A, 7.625%, 5/1/26	7,000	6,457
Intesa Sanpaolo SpA
144A, 4.198%, 6/1/32	10,000	7,650
144A, 4.95%, 6/1/42	5,000	3,348

(Cost $31,309)		22,480

Diversified Financial Services - 4.0%
AerCap Holdings NV, 5.875%, 10/10/79	5,000	4,850
AG Issuer LLC, 144A, 6.25%, 3/1/28	5,000	4,782
AG TTMT Escrow Issuer LLC, 144A, 8.625%, 9/30/27	5,000	5,137
Ally Financial, Inc., 6.70%, 2/14/33	5,000	4,536
Armor Holdco, Inc., 144A, 8.50%, 11/15/29	4,000	3,511
Burford Capital Global Finance LLC
144A, 6.25%, 4/15/28	5,000	4,625
144A, 6.875%, 4/15/30	5,000	4,597
Castlelake Aviation Finance DAC, 144A, 5.00%, 4/15/27	6,000	5,550
Cobra AcquisitionCo LLC, 144A, 6.375%, 11/1/29	4,000	2,780
Curo Group Holdings Corp., 144A, 7.50%, 8/1/28	4,000	1,604
Enact Holdings, Inc., 144A, 6.50%, 8/15/25	5,000	4,937
Global Aircraft Leasing Co. Ltd., 144A, 6.50%, 9/15/24, 6.50% Cash or 7.25% PIK, PIK	7,000	6,609
goeasy Ltd., 144A, 5.375%, 12/1/24	12,000	11,850
Home Point Capital, Inc., 144A, 5.00%, 2/1/26	5,000	4,719
Jane Street Group / JSG Finance, Inc., 144A, 4.50%, 11/15/29	5,000	4,409
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A, 5.00%, 8/15/28	5,000	4,291
LD Holdings Group LLC, 144A, 6.125%, 4/1/28	5,000	3,300
Macquarie Airfinance Holdings Ltd., 144A, 8.375%, 5/1/28	5,000	5,102
Midcap Financial Issuer Trust
144A, 6.50%, 5/1/28	5,000	4,515
144A, 5.625%, 1/15/30	6,000	4,777
Nationstar Mortgage Holdings, Inc.
144A, 6.00%, 1/15/27	9,000	8,618
144A, 5.50%, 8/15/28	9,000	8,145
Navient Corp.
5.875%, 10/25/24	5,000	4,950
MTN, 5.625%, 8/1/33	7,000	5,323
NFP Corp.
144A, 4.875%, 8/15/28	6,000	5,385
144A, 6.875%, 8/15/28	14,000	12,355
OneMain Finance Corp.
6.875%, 3/15/25	23,000	23,000
7.125%, 3/15/26	5,000	4,944
5.375%, 11/15/29	9,000	7,796
4.00%, 9/15/30	6,000	4,686
Osaic Holdings, Inc., 144A, 10.75%, 8/1/27	5,000	5,071
PennyMac Financial Services, Inc.
144A, 4.25%, 2/15/29	5,000	4,150
144A, 5.75%, 9/15/31	7,000	5,901
PRA Group, Inc., 144A, 5.00%, 10/1/29	5,000	3,794
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
144A, 2.875%, 10/15/26	8,000	7,130
144A, 3.625%, 3/1/29	5,000	4,263
144A, 3.875%, 3/1/31	9,000	7,409
144A, 4.00%, 10/15/33	5,000	4,000
SLM Corp., 4.20%, 10/29/25	10,000	9,455
StoneX Group, Inc., 144A, 8.625%, 6/15/25	5,000	5,069
Synchrony Financial, 7.25%, 2/2/33	4,000	3,673
United Wholesale Mortgage LLC
144A, 5.75%, 6/15/27	5,000	4,638
144A, 5.50%, 4/15/29	7,000	6,108

(Cost $264,797)		252,344

Insurance - 2.1%
Acrisure LLC / Acrisure Finance, Inc.
144A, 7.00%, 11/15/25	15,000	14,494
144A, 4.25%, 2/15/29	6,000	5,212
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
144A, 4.25%, 10/15/27	6,000	5,482
144A, 6.75%, 10/15/27	9,000	8,532
144A, 5.875%, 11/1/29	5,000	4,413
AmWINS Group, Inc., 144A, 4.875%, 6/30/29	7,000	6,294
AssuredPartners, Inc., 144A, 5.625%, 1/15/29	5,000	4,363
BroadStreet Partners, Inc., 144A, 5.875%, 4/15/29	6,000	5,310
Constellation Insurance, Inc., 144A, 6.80%, 1/24/30	5,000	4,603
Genworth Holdings, Inc., 7.629%, 11/15/36	5,000	3,288
Global Atlantic Fin Co., 144A, 4.70%, 10/15/51	4,000	2,935
HUB International Ltd.
144A, 7.00%, 5/1/26	20,000	20,000
144A, 7.25%, 6/15/30	15,000	15,306
Jones Deslauriers Insurance Management, Inc., 144A, 10.50%, 12/15/30	4,000	4,104
Liberty Mutual Group, Inc.
144A, 7.80%, 3/15/37	5,000	5,156
144A, 4.30%, 2/1/61	5,000	3,088
MBIA, Inc., 5.70%, 12/1/34	5,000	4,531
MGIC Investment Corp., 5.25%, 8/15/28	7,000	6,720
Ryan Specialty LLC, 144A, 4.375%, 2/1/30	5,000	4,477
USI, Inc., 144A, 6.875%, 5/1/25	5,000	5,001

(Cost $141,347)		133,309

Real Estate - 0.7%
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 144A, 7.00%, 4/15/30	5,600	5,075
Cushman & Wakefield US Borrower LLC, 144A, 6.75%, 5/15/28	5,000	4,762
Five Point Operating Co. LP / Five Point Capital Corp., 144A, 7.875%, 11/15/25	5,000	4,710
Howard Hughes Corp.
144A, 5.375%, 8/1/28	9,000	8,134
144A, 4.375%, 2/1/31	5,000	4,019
Hunt Cos., Inc., 144A, 5.25%, 4/15/29	4,000	3,094
Kennedy-Wilson, Inc.
4.75%, 3/1/29	7,000	5,636
5.00%, 3/1/31	5,000	3,800
Newmark Group, Inc., 6.125%, 11/15/23	5,000	4,987

(Cost $51,862)		44,217

Real Estate Investment Trusts - 2.9%
Apollo Commercial Real Estate Finance, Inc., 144A, 4.625%, 6/15/29	5,000	3,962
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A, 5.75%, 5/15/26	14,000	12,915
Diversified Healthcare Trust, 4.375%, 3/1/31	7,000	5,332
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 144A, 3.75%, 12/15/27	5,000	3,912
HAT Holdings I LLC / HAT Holdings II LLC, 144A, 3.75%, 9/15/30	5,000	4,003
Iron Mountain, Inc.
144A, 4.875%, 9/15/27	5,000	4,719
144A, 5.25%, 7/15/30	10,000	9,045
144A, 4.50%, 2/15/31	10,000	8,587
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, 4.25%, 2/1/27	9,000	8,122
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/27	12,000	9,510
3.50%, 3/15/31	7,000	4,550
Office Properties Income Trust, 3.45%, 10/15/31	5,000	2,575
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
144A, 7.50%, 6/1/25	5,000	5,038
144A, 5.875%, 10/1/28	5,000	4,650
144A, 4.875%, 5/15/29	5,000	4,363
RHP Hotel Properties LP / RHP Finance Corp., 144A, 4.50%, 2/15/29	5,000	4,414
RLJ Lodging Trust LP, 144A, 4.00%, 9/15/29	5,000	4,219
SBA Communications Corp.
3.875%, 2/15/27	12,000	11,122
3.125%, 2/1/29	12,000	10,335
Service Properties Trust
4.65%, 3/15/24	5,000	4,956
7.50%, 9/15/25	6,000	5,963
4.95%, 2/15/27	7,000	6,093
4.95%, 10/1/29	5,000	3,937
Starwood Property Trust, Inc.
144A, 3.75%, 12/31/24	5,000	4,800
4.75%, 3/15/25	5,000	4,838
144A, 4.375%, 1/15/27	5,000	4,476
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A, 6.00%, 1/15/30	4,000	2,661
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
144A, 10.50%, 2/15/28	12,000	11,967
144A, 4.75%, 4/15/28	6,000	5,069

144A, 6.50%, 2/15/29	6,000	4,155
XHR LP, 144A, 4.875%, 6/1/29	5,000	4,350

(Cost $206,618)		184,638

Venture Capital - 0.3%
Compass Group Diversified Holdings LLC, 144A, 5.25%, 4/15/29	8,000	7,384
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.25%, 5/15/26	9,000	8,358
5.25%, 5/15/27	5,000	4,413

(Cost $22,647)		20,155

Industrial - 12.6%
Aerospace/Defense - 2.4%
Bombardier, Inc.
144A, 7.50%, 3/15/25	4,000	4,012
144A, 7.125%, 6/15/26	9,000	8,867
144A, 7.875%, 4/15/27	9,000	9,023
144A, 7.45%, 5/1/34	5,000	5,730
Howmet Aerospace, Inc.
6.875%, 5/1/25	9,000	9,083
3.00%, 1/15/29	5,000	4,318
5.95%, 2/1/37	5,000	4,956
Spirit AeroSystems, Inc.
144A, 7.50%, 4/15/25	10,000	9,925
4.60%, 6/15/28	5,000	4,063
144A, 9.375%, 11/30/29	7,000	7,317
TransDigm, Inc.
144A, 6.25%, 3/15/26	20,000	19,925
6.375%, 6/15/26	12,000	12,012
7.50%, 3/15/27	22,000	22,193
4.875%, 5/1/29	16,000	14,425
144A, 6.875%, 12/15/30	9,000	9,091
Triumph Group, Inc., 7.75%, 8/15/25	6,000	5,673

(Cost $150,564)		150,613

Building Materials - 1.5%
Builders FirstSource, Inc.
144A, 5.00%, 3/1/30	5,000	4,609
144A, 4.25%, 2/1/32	7,000	5,961
Cornerstone Building Brands, Inc., 144A, 6.125%, 1/15/29	6,000	4,901
CP Atlas Buyer, Inc., 144A, 7.00%, 12/1/28	5,000	4,262
Emerald Debt Merger Sub LLC, 144A, 6.625%, 12/15/30	13,000	12,781
Griffon Corp., 5.75%, 3/1/28	5,000	4,671
James Hardie International Finance DAC, 144A, 5.00%, 1/15/28	7,000	6,632
JELD-WEN, Inc., 144A, 4.875%, 12/15/27	7,000	6,247
Masonite International Corp., 144A, 3.50%, 2/15/30	5,000	4,192
New Enterprise Stone & Lime Co., Inc., 144A, 5.25%, 7/15/28	5,000	4,638
Oscar AcquisitionCo LLC / Oscar Finance, Inc., 144A, 9.50%, 4/15/30	4,000	3,770
Smyrna Ready Mix Concrete LLC, 144A, 6.00%, 11/1/28	5,000	4,812
Standard Industries, Inc.
144A, 4.75%, 1/15/28	9,000	8,325
144A, 4.375%, 7/15/30	8,000	6,900
144A, 3.375%, 1/15/31	8,000	6,380
Summit Materials LLC / Summit Materials Finance Corp., 144A, 5.25%, 1/15/29	5,000	4,695
Victors Merger Corp., 144A, 6.375%, 5/15/29	5,000	3,625

(Cost $103,001)		97,401

Electrical Components & Equipment - 0.4%
Energizer Holdings, Inc., 144A, 4.375%, 3/31/29	7,000	6,011
WESCO Distribution, Inc., 144A, 7.25%, 6/15/28	18,000	18,382

(Cost $25,762)		24,393

Electronics - 0.7%
Atkore, Inc., 144A, 4.25%, 6/1/31	5,000	4,331
Coherent Corp., 144A, 5.00%, 12/15/29	9,000	8,039
Imola Merger Corp., 144A, 4.75%, 5/15/29	9,000	8,019
Sensata Technologies BV, 144A, 4.00%, 4/15/29	10,000	8,795
Sensata Technologies, Inc., 144A, 3.75%, 2/15/31	9,000	7,470
TTM Technologies, Inc., 144A, 4.00%, 3/1/29	6,000	5,224

(Cost $45,106)		41,878

Engineering & Construction - 0.5%
AECOM, 5.125%, 3/15/27	5,000	4,811
Artera Services LLC, 144A, 9.033%, 12/4/25	5,000	4,675
Brand Industrial Services, Inc., 144A, 10.375%, 8/1/30	6,000	6,199
Cellnex Finance Co. SA, 144A, 3.875%, 7/7/41	6,000	4,270
Global Infrastructure Solutions, Inc., 144A, 7.50%, 4/15/32	5,000	4,375
Railworks Holdings LP / Railworks Rally, Inc., 144A, 8.25%, 11/15/28	5,000	4,800
TopBuild Corp., 144A, 4.125%, 2/15/32	5,000	4,206

(Cost $36,599)		33,336

Environmental Control - 0.8%
Clean Harbors, Inc.
144A, 4.875%, 7/15/27	5,000	4,775
144A, 5.125%, 7/15/29	5,000	4,713
Covanta Holding Corp., 5.00%, 9/1/30	8,000	6,800
GFL Environmental, Inc.
144A, 4.25%, 6/1/25	5,000	4,863
144A, 3.75%, 8/1/25	5,000	4,765

144A, 4.00%, 8/1/28	8,000	7,153
144A, 3.50%, 9/1/28	5,000	4,429
144A, 4.75%, 6/15/29	5,000	4,534
Madison IAQ LLC, 144A, 5.875%, 6/30/29	9,000	7,594
Stericycle, Inc., 144A, 3.875%, 1/15/29	5,000	4,388

(Cost $60,218)		54,014

Hand/Machine Tools - 0.1%
Werner FinCo LP / Werner FinCo, Inc., 144A, 11.50%, 6/15/28
(Cost $4,017)	4,000	4,185

Machinery-Construction & Mining - 0.2%
Terex Corp., 144A, 5.00%, 5/15/29	5,000	4,600
Vertiv Group Corp., 144A, 4.125%, 11/15/28	5,000	4,500
Weir Group PLC,144A, 2.20%, 5/13/26	7,000	6,319

(Cost $16,400)		15,419

Machinery-Diversified - 0.6%
Chart Industries, Inc., 144A, 9.50%, 1/1/31	7,000	7,508
GrafTech Finance, Inc., 144A, 4.625%, 12/15/28	5,000	3,950
Mueller Water Products, Inc., 144A, 4.00%, 6/15/29	5,000	4,437
SPX FLOW, Inc., 144A, 8.75%, 4/1/30	5,000	4,780
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 144A, 7.75%, 4/15/26	5,000	4,900
TK Elevator Holdco GmbH, 144A, 7.625%, 7/15/28	5,000	4,675
TK Elevator US Newco, Inc., 144A, 5.25%, 7/15/27	9,000	8,443

(Cost $37,683)		38,693

Metal Fabricate/Hardware - 0.2%
Advanced Drainage Systems, Inc., 144A, 6.375%, 6/15/30	7,000	6,936
Roller Bearing Co. of America, Inc., 144A, 4.375%, 10/15/29	5,000	4,486

(Cost $11,540)		11,422

Miscellaneous Manufacturing - 0.6%
Amsted Industries, Inc., 144A, 5.625%, 7/1/27	5,000	4,887
Calderys Financing LLC, 144A, 11.25%, 6/1/28	5,000	5,125
FXI Holdings, Inc., 144A, 12.25%, 11/15/26	5,000	4,538
Gates Global LLC / Gates Corp., 144A, 6.25%, 1/15/26	5,000	4,988
Hillenbrand, Inc.
5.75%, 6/15/25	7,000	6,991
3.75%, 3/1/31	5,000	4,225
LSB Industries, Inc., 144A, 6.25%, 10/15/28	5,000	4,582

(Cost $36,166)		35,336

Packaging & Containers - 3.9%
ARD Finance SA, 144A, 6.50%, 6/30/27, 6.50% Cash 7.25% PIK, PIK	8,000	6,440
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
144A, 6.00%, 6/15/27	7,000	6,825
144A, 4.00%, 9/1/29	12,000	9,771
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
144A, 5.25%, 4/30/25	5,000	4,889
144A, 4.125%, 8/15/26	10,000	9,373
144A, 5.25%, 8/15/27	7,000	6,036
144A, 5.25%, 8/15/27	5,000	4,263
Ball Corp.
4.00%, 11/15/23	9,000	8,972
5.25%, 7/1/25	9,000	8,899
4.875%, 3/15/26	7,000	6,816
2.875%, 8/15/30	14,000	11,462
3.125%, 9/15/31	5,000	4,056
Berry Global, Inc., 144A, 5.625%, 7/15/27	5,000	4,912
Cascades, Inc./Cascades USA, Inc., 144A, 5.375%, 1/15/28	4,000	3,765
Clearwater Paper Corp., 144A, 4.75%, 8/15/28	5,000	4,378
Clydesdale Acquisition Holdings, Inc., 144A, 8.75%, 4/15/30	9,000	8,077
Crown Americas LLC / Crown Americas Capital Corp. V,4.25%, 9/30/26	9,000	8,494
Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	5,000	5,207
Graphic Packaging International LLC
4.125%, 8/15/24	20,000	19,664
144A, 3.50%, 3/1/29	5,000	4,294
144A, 3.75%, 2/1/30	5,000	4,288
Intelligent Packaging Ltd Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC, 144A, 6.00%, 9/15/28	5,000	4,550
LABL, Inc.
144A, 10.50%, 7/15/27	5,000	4,775
144A, 5.875%, 11/1/28	7,000	6,423
144A, 8.25%, 11/1/29	4,000	3,382
Mauser Packaging Solutions Holding Co.
144A, 7.875%, 8/15/26	12,000	11,811
144A, 9.25%, 4/15/27	10,000	9,054
OI European Group BV, 144A, 4.75%, 2/15/30	5,000	4,572
Owens-Brockway Glass Container, Inc., 144A, 6.625%, 5/13/27	6,000	5,948
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc., 144A, 4.375%, 10/15/28	7,000	6,265

Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC, 144A, 4.00%, 10/15/27	9,000	8,109
Sealed Air Corp., 144A, 5.50%, 9/15/25	12,000	11,902
Sealed Air Corp./Sealed Air Corp., 144A, 6.125%, 2/1/28	6,000	5,889
Trident TPI Holdings, Inc., 144A, 12.75%, 12/31/28	4,000	4,145
TriMas Corp., 144A, 4.125%, 4/15/29	5,000	4,372
Trivium Packaging Finance BV, 144A, 5.50%, 8/15/26	9,000	8,528

(Cost $266,702)		250,606

Transportation - 0.4%
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/28	5,000	4,556
First Student Bidco, Inc. / First Transit Parent, Inc., 144A, 4.00%, 7/31/29	5,000	4,275
Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 144A, 10.75%, 7/1/25	5,000	4,872
Rand Parent LLC,144A, 8.50%, 2/15/30	5,000	4,762
Watco Cos. LLC / Watco Finance Corp., 144A, 6.50%, 6/15/27	6,000	5,820

(Cost $26,023)		24,285

Trucking & Leasing - 0.3%
AerCap Global Aviation Trust, 144A, 6.50%, 6/15/45*	5,000	4,919
Fortress Transportation and Infrastructure Investors LLC
144A, 6.50%, 10/1/25	5,000	4,950
144A, 5.50%, 5/1/28	8,000	7,467

(Cost $17,936)		17,336

Technology - 4.6%
Computers - 1.2%
Ahead DB Holdings LLC, 144A, 6.625%, 5/1/28	5,000	4,363
Crowdstrike Holdings, Inc., 3.00%, 2/15/29	7,000	6,028
McAfee Corp., 144A, 7.375%, 2/15/30	9,000	7,890
NCR Corp.
144A, 5.125%, 4/15/29	9,000	8,224
144A, 6.125%, 9/1/29	12,000	12,330
Presidio Holdings, Inc., 144A, 8.25%, 2/1/28	8,000	7,780
Seagate HDD Cayman
4.875%, 6/1/27	5,000	4,802
4.091%, 6/1/29	6,000	5,302
144A, 9.625%, 12/1/32	7,000	7,717
5.75%, 12/1/34	5,000	4,440
Unisys Corp., 144A, 6.875%, 11/1/27	5,000	3,960
Virtusa Corp., 144A, 7.125%, 12/15/28	5,000	4,105

(Cost $83,056)		76,941

Office/Business Equipment - 0.3%
Pitney Bowes, Inc., 144A, 6.875%, 3/15/27	6,000	4,573
Xerox Corp.
3.80%, 5/15/24	5,000	4,902
6.75%, 12/15/39	7,000	5,494

(Cost $18,416)		14,969

Semiconductors - 0.4%
Amkor Technology, Inc., 144A, 6.625%, 9/15/27	7,000	7,004
Entegris Escrow Corp., 144A, 5.95%, 6/15/30	5,000	4,802
Entegris, Inc.
144A, 4.375%, 4/15/28	5,000	4,627
144A, 3.625%, 5/1/29	5,000	4,307
ON Semiconductor Corp., 144A, 3.875%, 9/1/28	7,000	6,266

(Cost $29,127)		27,006

Software - 2.7%
AthenaHealth Group, Inc., 144A, 6.50%, 2/15/30	13,000	11,356
Black Knight InfoServ LLC, 144A, 3.625%, 9/1/28	6,000	5,564
Boxer Parent Co., Inc.
144A, 7.125%, 10/2/25	6,000	6,038
144A, 9.125%, 3/1/26	5,000	5,025
Camelot Finance SA, 144A, 4.50%, 11/1/26	7,000	6,606
Central Parent, Inc. / CDK Global, Inc., 144A, 7.25%, 6/15/29	5,000	4,919
Clarivate Science Holdings Corp., 144A, 4.875%, 7/1/29	9,000	7,853
Cloud Software Group, Inc.
144A, 6.50%, 3/31/29	22,000	19,745
144A, 9.00%, 9/30/29	28,000	25,001
Consensus Cloud Solutions, Inc., 144A, 6.50%, 10/15/28	7,000	6,339
Fair Isaac Corp., 144A, 4.00%, 6/15/28	9,000	8,269
Open Text Corp., 144A, 3.875%, 12/1/29	10,000	8,500
Open Text Holdings, Inc., 144A, 4.125%, 2/15/30	9,000	7,779
PTC, Inc., 144A, 3.625%, 2/15/25	12,000	11,595
Rackspace Technology Global, Inc.
144A, 3.50%, 2/15/28	3,000	1,463
144A, 5.375%, 12/1/28	5,000	1,475
ROBLOX Corp., 144A, 3.875%, 5/1/30	5,000	4,175
Rocket Software, Inc., 144A, 6.50%, 2/15/29	5,000	4,025
SS&C Technologies, Inc., 144A, 5.50%, 9/30/27	9,000	8,708
Twilio, Inc., 3.875%, 3/15/31	5,000	4,220
Veritas US, Inc. / Veritas Bermuda Ltd., 144A, 7.50%, 9/1/25	13,000	10,725
West Technology Group LLC, 144A, 8.50%, 10/15/25	5,000	4,563

(Cost $190,446)		173,943

Utilities - 1.4%
Electric - 1.3%
Algonquin Power & Utilities Corp., 4.75%, 1/18/82	7,000	5,775
Atlantica Sustainable Infrastructure PLC, 144A, 4.125%, 6/15/28	5,000	4,475
Calpine Corp.
144A, 5.25%, 6/1/26	10,000	9,800
144A, 5.125%, 3/15/28	7,000	6,391
144A, 4.625%, 2/1/29	5,000	4,355
144A, 5.00%, 2/1/31	5,000	4,241
144A, 3.75%, 3/1/31	8,000	6,682
Clearway Energy Operating LLC
144A, 4.75%, 3/15/28	9,000	8,362
144A, 3.75%, 2/15/31	10,000	8,248
NextEra Energy Operating Partners LP, 144A, 3.875%, 10/15/26	13,000	12,054
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144A, 4.50%, 8/15/28	9,000	8,198
Pike Corp., 144A, 5.50%, 9/1/28	5,000	4,536

(Cost $89,750)		83,117

Gas - 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26
(Cost $8,565)	9,000	8,573

TOTAL CORPORATE BONDS (Cost $6,751,653)		6,230,239

	Number of Shares
SECURITIES LENDING COLLATERAL - 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(d)(e)
(Cost $5,850)	5,850	5,850

CASH EQUIVALENTS - 1.1%
DWS Government Money Market Series “Institutional Shares”, 5.28%(d)
(Cost $70,268)	70,268	70,268

TOTAL INVESTMENTS - 99.1%
(Cost $6,827,771)		$6,306,357
Other assets and liabilities, net - 0.9%		56,793

NET ASSETS - 100.0%		$6,363,150

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2023 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(d)(e)
—	5,850(f)	—	—	—	8	—	5,850	5,850
CASH EQUIVALENTS — 1.1%
DWS Government Money Market Series “Institutional Shares”, 5.28%(d)
91,008	279,745	(300,485)	—	—	899	—	70,268	70,268

91,008	285,595	(300,485)	—	—	907	—	76,118	76,118

(a)	Defaulted security or security for which income has been deemed uncollectible.
(b)	Perpetual, callable security with no stated maturity date.
(c)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2023 amounted to $5,733, which is 0.1% of net assets.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2023.

MTN:	Medium Term Note
PIK:	Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT:	Real Estate Investment Trust
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(a)	$—	$6,230,239	$—	$6,230,239
Short-Term Investments(a)	76,118	—	—	76,118

TOTAL	$76,118	$6,230,239	$—	$6,306,357

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

ESHY-PH1

R-089711-1 (5/24) DBX005195 (5/24)